THE
ELITE
GROUP of Mutual Funds

December 3, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	The Elite Group of Mutual Funds
File Nos. 811-04804 and 33-08124

Ladies and Gentlemen:

On behalf of The Elite Group of Mutual Funds (“Registrant”), attached for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. 28 (the “Amendment”) to Registrant’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.  The Amendment also incorporates audited financial statements of Registrant for the fiscal year ended September 30, 2010 and updates other financial information and disclosures.

Please contact the undersigned at 206/624-5863 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Richard S. McCormick

Richard S. McCormick
President